Significant accounting judgments, estimates and assumptions (Tables)	12 Months Ended
Dec. 31, 2021
Significant accounting judgments estimates and assumptions
Schedule of transactions with Otkritie

The following table provides the total amount of transactions that have been entered into with Otkritie during the years ended December 31, 2021, 2020 and 2019, as well as balances with it as of December 31, 2021, 2020 and 2019:

	For the year ended December 31		As of December 31
	Sales to/ income	Purchases/ expenses	Amounts owed	Amounts owed
	from Otkritie	from Otkritie	by Otkritie	to Otkritie
2021	8,711	(436)	8,621	(181)
2020	183	(1,716)	1,075	(149)
2019	418	(1,103)	1,148	(594)